Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries, and the VIEs. All intercompany transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

Reverse stock split

Reverse stock split

On November 8, 2017, the Company’s board of directors and a majority of the Company’s shareholders approved a reverse stock split of its issued and outstanding shares of common stock at a ratio of 1-for-5.

Upon filing of the Certificate of Amendment, every five shares of the Company’s issued and outstanding common stock were automatically converted into one issued and outstanding share of common stock, without any change in par value per share. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1-for-5 reverse stock split. See Notes 18 Subsequent Events for additional information about the reverse stock split.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and footnotes. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives and impairment of property, plant and equipment, collectability of receivables, realization of deferred tax assets, inventory valuation, warrant liabilities, stock-based compensation, and the present value of the net minimum lease payments of the capital lease. Actual results could differ from these estimates.

Going concern consideration

Going concern consideration

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate continuation of the Company as a going concern basis. The going-concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed on the financial statements. The Company’s ability to continue as a going concern depends on the liquidation of its current assets. The Company’s operation scale particularly Yulong Renewable was significantly downsized since the second quarter of the fiscal year ended June 30, 2016 due to environmental act passed by the central government of PRC and Blue Sky Action Plan implemented by the province of Henan, PRC. The remaining business of Yulong Bricks and Yulong Concrete has not sufficiently made up the cessation of Yulong Renewable’s business which raises a substantial doubt about the Company’s ability to continue as a going concern.

In an effort to maintain its financial position and operations, the Company has successfully entered into a remittance agreement with one of its vendors to refund the prepayment for one of its construction projects in an amount of $15.7 million (RMB104.5 million). In July and October 2017, Yulong Renewable has received a total of $5,899,183 (RMB40million). Moreover, the Company is working to pursue the potential acquirers for Yulong Renewable’s business. Yulong Bricks and Yulong Concrete gradually resumed their sales revenue by 15% in the fourth quarter from the first and second quarters in 2017. The Company may also continue to raise fund through private placement or issuance of shares to support the Company’s operational needs. Management believes that the foregoing actions would enable the Company to continue as a going concern.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The Company’s Chinese subsidiary and the VIEs use the local currency, Renminbi (RMB), as their functional currency as determined based on the criteria of ASC 830, “Foreign Currency Translation”. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China (the “PBOC”) at the end of the period. Income and expense accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statement of equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income amounted to $(1,497,938) and $(1,219,184) as of June 30, 2017 and 2016, respectively. The balance sheet amounts, with the exception of equity, at June 30, 2017 and 2016 were translated at RMB 6.78 and RMB 6.64 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rate applied to statement of income and other comprehensive income accounts for the years ended June 30, 2017 and 2016 was RMB 6.81 and RMB 6.43, respectively. Cash flows are also translated at the average translation rate for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and time deposits placed with banks with state owned banks within the PRC and with banks in Hong Kong which are unrestricted as to withdrawal and use and have original maturities of less than three months.

Balances at financial institutions or state owned banks within the PRC are not covered by insurance. Balances at financial institutions in Hong Kong may, from time to time, exceed Hong Kong Deposit Protection Board’s insured limits. As of June 30, 2017 and 2016, the Company had approximately $1,812,829 (RMB 12,292,063) and $2,734,015 (RMB 18,165,703), respectively, of cash deposits which were not covered by insurance. The Company has not experienced any losses in such accounts.

Restricted cash	Restricted cash Restricted cash consists of a third-party escrow account in the United States of America. The usage of the amount in the escrow account needs approval from the underwriter.
Accounts and other receivables, net

Accounts and other receivables, net

During the normal course of business, the Company extends unsecured credit to its customers and others, as further discussed in Note 4. Management reviews its accounts receivable balances each reporting period to determine if an allowance for doubtful accounts is required. An estimate for doubtful accounts is recorded based on the collectability of all accounts receivables, which takes into account the number of days past due, collection history, identification of specific customer exposure and current economic trends. Bad debts are written off against the allowance after all collection efforts have ceased. For the years ended June 30, 2017 and 2016, the Company recorded in the aggregate of approximately $5.9 million (RMB 39.8 million) and $3.9 million  (RMB 26.2 million) of allowances for doubtful accounts against its accounts receivable and other receivables. The current year provision is based on the past due period over 9 months of its customers.

Inventories

Inventories

Inventories consist of raw materials and finished goods and are stated at the lower of cost or market, as determined using the weighted average cost method. Management compares the cost of inventories with the market value and an allowance is made for writing down the inventory to its market value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories equal to the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or market, it is not marked up subsequently based on changes in underlying facts and circumstances. As of June 30, 2017 and 2016, the Company determined that no reserves for obsolescence were necessary.

Advances to suppliers

Advances to suppliers

The Company advances money to certain suppliers for raw material purchases. Such advances are interest-free and unsecured. Management regularly reviews the aging of such advances as well as delivery trends of purchased materials, and records an allowance when it believes that delivery of materials due is at risk. Advances aged over one year and considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts was considered necessary at the balance sheet dates.

Plant and equipment

Plant and equipment

Plant and equipment are stated at cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Useful Life
Buildings and improvements	10-30 years
Machinery and equipment	5-10 years
Transportation equipment	5-10 years
Office equipment	3-5 years

The Company accounts for all significant leases as either operating or capital. At lease inception, if the lease meets any of the following four criteria, the Company will classify it as a capital lease; otherwise it will be treated as an operating lease: (a) transfer of ownership to lessee at the end of the lease term, (b) bargain purchase option, (c) lease term is equal to 75% or more of the estimated economic life of the leased property, or (d) the present value of the minimum lease payments is 90% or more of the fair value of the leased asset.

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income.  Construction-in-progress represents labor costs, materials, and capitalized interest incurred in connection with the construction. Interest incurred during construction is capitalized into construction in progress. All other interest is expensed as incurred. No depreciation is provided for construction in progress until it is completed and placed into service. Expenditures for maintenance and repairs are charged to earnings as incurred while additions, renewals and betterments are capitalized.

Prepayments

Prepayments

Prepayments represent advances made to certain suppliers for equipment purchases or advance made to contractors in connection with the Company’s construction-in-progress. Prepayments also include advances made to a village committee in connection with acquiring land use rights. Management regularly reviews aging of prepayments and records an allowance when management believes collection of equipment, land use rights, or services to be performed due are at risk. Advances aged over one year and considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization.

The Company accounts for all significant leases of land use rights for purposes of classification as either operating or capital. At lease inception, if the lease meets either of the following two criteria, the Company will classify it as a capital lease: (a) transfer of ownership to lessee at the end of the lease term, or (b) bargain purchase option. Otherwise, the lease will be treated as an operating lease.

Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The original estimated useful life for the land use rights of each entity is as follows:

Entity	Description of assets	Estimated useful life
Yulong Bricks	Land use right	50
Yulong Concrete	Land use right	50
Yulong Renewable	Land use right	50

Intangible assets are reviewed at least annually, more often when circumstances require, to determine whether their carrying values have become impaired. The Company considers an asset to be impaired if its carrying value exceeds the future projected cash flows from related operations. The Company also re-evaluates the periods of amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including buildings and improvements, equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, the Company reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate to comparable market values. In the fiscal years ended June 30, 2017 and 2016, the Company has recorded $49.7 million (RMB336.9 million) and $48.8 million (RMB323.9 million), respectively, provision on impairment on its long-lived assets on Yulong Renewable’s buildings and improvements, equipment, vehicles and construction in progress.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

The Company considers the carrying amount of cash, accounts receivable, other receivables, accounts payable, notes payable and other short-term payables, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization. The Company determined that the carrying value of the noncurrent capital lease obligations approximated their fair value using level 2 inputs by comparing the stated loan interest rate to the rate charged by the PBOC on similar loans.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2017:

	Carrying value at June 30, 2017	Fair value measurement at June 30, 2017
		Level 1	Level 2	Level 3
Warrant liabilities	$2,700	$-	$-	$2,700

Certain inputs used in the valuation of the Company’s warrants are observable and therefore considered level 2. However, as the Company is a newly listed public reporting company and thus lacks historical volatility data, management concluded that level 3 fair valuation measurement is appropriate.

The following is a reconciliation of the beginning and ending balances of warrant liabilities measured at fair value on a recurring basis using observable inputs as of June 30, 2017:

June 30, 2017
Beginning fair value	$-
Recognized fair value at issuance on July 1, 2015	475,380
Realized gain recorded in earnings	(472,680)
Ending fair value	$2,700

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition, regarding revenue recognition which specifies that revenue is realized or realizable and earned. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, the Company has no other obligations and collectability is reasonably assured. Payments received before all of the relevant criteria for revenue recognition are recorded as customer deposits.

Revenue represents the invoiced value of goods, net of a value added tax (“VAT”).

The Company sells concrete and bricks primarily to major local real estate development and/or construction companies. Sales agreements are signed with each customer. Each agreement has specific terms and conditions with the exception of delivery date and quantity, which are provided when the customer issues an order pursuant to the agreement. The Company does not sell products to customers on consignment basis. There is no right of return after products are delivered and accepted by the customer.

The Company also provides transportation services for its concrete customers. Revenue is recognized upon delivery of the concrete. Transportation services revenue is immaterial to the Company’s consolidated revenues for the periods presented in the accompanying financial statements.

Revenue from the CWM business includes sales of recycled aggregates and recycled bricks. Sales agreements are signed with each customer. Revenue is recognized similar to sales of concrete and bricks.

CWM revenue also includes revenue from the following activities:

●	Hauling construction waste. The Company operates a fleet of trucks to haul the waste, consisting primarily of bricks and concrete, from construction and demolition sites. Revenue is recognized upon completion of hauling per truckload.

●	Processing construction waste at mobile recycling stations. Revenue is recognized either per cubic meter of waste processed or when processing at a jobsite is completed, depending on the contract terms.

●	Subcontracting waste hauling projects. The Company occasionally subcontracts waste hauling projects, whereby the subcontractors are the primary obligors to complete these projects, and the Company does not have any general credit risk as the services are prepaid by the customers. Sales and subcontracting costs from these subcontract arrangements are recorded at the net amount in accordance with ASC 605-45.

Recycling revenues includes sales of recycled aggregates and recycled bricks. Sales agreements are signed with each customer. Revenue is recognized similar to sales of concrete and bricks.

Recycling revenue also include hauling services of construction waste. The Company operates a fleet of trucks to haul construction waste, consisting primarily of bricks and concrete, from construction and demolition sites. Revenue is recognized upon completion of hauling from the construction and demolition sites per truckloads.

Shipping and handling

Shipping and handling

Shipping and handling costs pertaining to raw material purchases are included in cost of revenue.

Shipping costs incurred in the delivery of products and depreciation expenses for transportation equipment (under Yulong Transport) are included in selling expense. Shipping costs amounted to $105,060, $285,246 and $316,256 for the years ended June 30, 2017, 2016 and 2015, respectively. Depreciation expense amounted to $11,333, $36,687 and $188,662 for the years ended June 30, 2017, 2016 and 2015, respectively.

Concentration of risk

Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2017 and 2016, $1,812,829 (RMB 12,292,063) and $2,734,015  (RMB 18,165,703) were deposited with various major financial institutions located in the PRC, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. Historically, deposits in Chinese banks are secure due to state policy to protect depositor interests. However, China promulgated a Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures to provide for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the current Bankruptcy Law, a Chinese bank may file bankruptcy if it deems itself to be insolvent. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have intensified competition in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy at the institutions that the Company maintains deposits has increased. In the event of bankruptcy, the Company is unlikely to reclaim its deposits in full since it is unlikely to be classified as a secured creditor under PRC laws.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Customer and vendor concentration risk

For the years ended June 30, 2017, one customer accounted for 14% of the Company’s total revenues. For the years ended June 30, 2016 and 2015, no customer accounted for more than 10% of the Company’s total revenues.

As of June 30, 2017, two customers accounted for 21% and 15% of the Company’s total accounts receivable, respectively. As of June 30, 2016, two customers accounted for 26% and 19% of the Company’s total accounts receivable, respectively. As of June 30, 2015, two customers accounted for 12% and 11% of the Company’s total accounts receivable, respectively.

For the year ended June 30, 2017, four major suppliers accounted for 26%, 21%, 19% and 11% of the Company’s total purchases. For the year ended June 30, 2016, four major suppliers accounted for 26%, 18%, 16% and 10% of the Company’s total purchases. For the year ended June 30, 2015, four major suppliers accounted for 19%, 19%, 14% and 13% of the Company’s total purchases.

As of June 30, 2017, three suppliers accounted for 33%, 21% and 18% of the Company’s accounts payable balances. As of June 30, 2016, five suppliers accounted for 21%, 19%, 16%, 16% and 11% of the Company’s accounts payable balances. As of June 30, 2015, three suppliers accounted for 32%, 23% and 18% of the Company’s account payable balance.

Income taxes

Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, Accounting for Income Taxes , to account for uncertainty in income taxes and the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met.

As of June 30, 2017, Yulong WFOE and the VIEs have each filed income tax returns in China for the years ended December 31, 2010 to 2016. All such tax returns are subject to examination by the Chinese taxing authorities.

Warrant liabilities

Warrant liabilities

A contract is designated as an asset or a liability and is carried at fair value on a company’s balance sheet, with any changes in fair value recorded in a company’s results of operations.  The Company then determines which options, warrants and embedded features require liability accounting and records the fair value as a derivative liability. The changes in the values of these instruments are shown in the accompanying condensed consolidated statements of income and other comprehensive income as “change in fair value of warrant liabilities”.

The Company adopted the provisions of an accounting standard regarding instruments that are indexed to an entity’s own stock.  This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s ordinary shares and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument.  It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards. All warrants issued with the strike price denominated in US dollar were recorded as derivative liability because the strike price of the warrants is denominated in US dollar, a currency other than the Company’s functional currency RMB.

Earnings per share

Earnings per share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share reflect the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method.

Comprehensive income

Comprehensive income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. The Company adopted ASU No. 2011-05 by presenting items of net income and other comprehensive income in one continuous statement, the Consolidated Statements of Income and Comprehensive Income.

Employee benefit

Employee benefit

The full-time employees of Yulong WFOE and the VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expense for the plans was $86,213, $55,540 and $118,410 for the years ended June 30, 2017, 2016 and 2015, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

Revenue Recognition: In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for us in our first quarter of fiscal 2018 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09 (full retrospective method); or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09 (modified retrospective method). We are currently assessing the impact to our consolidated financial statements, and have not yet selected a transition approach.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The objective is to clarify the two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for these areas. The ASU affects the guidance in ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for this ASU are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by ASU 2014-09). ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, defers the effective date of ASU 2014-09 by one year.

We expect to implement the new revenue standards for the fiscal year ended June 30, 2018. We are still in the processing of evaluating the financial statement impacts of the new revenue standards and have not yet selected a transition approach.

Going Concern Uncertainties: In August 2014, FASB issued ASU No. 2014-15, Preparation of Financial Statements - Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. Under generally accepted accounting principles (GAAP), continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Preparation of financial statements under this presumption is commonly referred to as the going concern basis of accounting. If and when an entity’s liquidation becomes imminent, financial statements should be prepared under the liquidation basis of accounting in accordance with Subtopic 205-30, Presentation of Financial Statements-Liquidation Basis of Accounting. Even when an entity’s liquidation is not imminent, there may be conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but the amendments in this Update should be followed to determine whether to disclose information about the relevant conditions and events. The amendments in this Accounting Standards Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. We do not expect the adoption of ASU No 2014-2015 to have a material impact on our consolidated financial position and results of operations.

Inventory: In July 2015, the FASB issued ASU No. 2015-11, an amendment to Topic 330 for simplifying the measurement of inventory. The update requires that inventory be measured at the lower of cost and net realizable value where net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method.  The amendment is intended to provide clarification on the measurement and disclosure of inventory in Topic 330 and not intended for those clarifications to result in any changes in practice. The ASU is effective for interim and annual periods beginning after December 15, 2016.  Early application is permitted for all entities and should be applied prospectively. We do not expect the adoption of ASU 2015-11 to have a material impact on our consolidated financial position and results of operations.

Financial Instruments: In January 2016, the FASB issued ASU 2016-01, Financial Instruments–Overall (Subtopic825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The main objective in developing this ASU is enhancing the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The amendments in this ASU address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Earlier application is permitted as of the beginning of the fiscal year of adoption for public entities if the entity should present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk if the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The Company does not expect the adoption of ASU 2016-01 to have material impact on its financial position, results of operations or cash flows.

Leases: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The main objective is to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, for (1) public business entities, (2) not-for-profit entities that have issued, or are conduit bond obligors for, securities that are traded, listed, or quoted on an exchange or an over-the-counter market, and (3) employee benefit plans that file financial statements with the SEC. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2010. Early adoption is permitted for all entities. The Company does not expect the adoption of ASU 2016-02 to have material impact on its financial position, results of operations or cash flows.

Stock-based Compensation: In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, to simplify the accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows.  Under the new guidance, all excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) should be recognized as income tax expense or benefit on the statements of operations. Under current GAAP, excess tax benefits are recognized in additional paid-in capital while tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or on the statements of operations.  The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Income Taxes: In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory.  Current U.S. GAAP prohibits the recognition of current and deferred income taxes for intra-entity asset transfer until the asset has been sold to an outside party.  The new guidance eliminates the exception and requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs.  This accounting guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. This guidance is not expected to have a material impact on our condensed consolidated financial statements.

Statement of Cash Flows: In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash, which require that a statement of cash flows to explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash and restricted cash equivalents. This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted. Adoption of this ASU is applied using a retrospective approach. As a result, the Company will no longer present transfers between cash and cash equivalents and restricted cash in the consolidated cash flow statements.

Business Combination: In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. This guidance will be effective for us in the first quarter of 2018 on a prospective basis, and early adoption is permitted. We do not expect the standard to have a material impact on our consolidated financial statements.

Financial Instruments:  In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2017-01”). The standard addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2017-01 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is not permitted. Accordingly, the standard is effective for us on September 1, 2018. The Company is currently evaluating the impact that the standard will have on the Company’s consolidated financial statements.

Leases: In February 2017, the FASB issued ASU No. 2017-02, Leases (Topic 842) (“ASU 2017-2”), which provides guidance on lease amendments to the FASB Accounting Standard Codification. This ASU will be effective for us beginning in May 1, 2019. The Company is currently in the process of evaluating the impact of the adoption of ASU 2017-2 on the Company’s consolidated financial statements.

Stock-based Compensation: In May 2017, the FASB issued ASU No. 2017-09, “Compensation—Stock compensation (Topic 718): Scope of modification accounting” (“ASU 2017-09”). The purpose of the amendment is to clarify which changes to the terms or condition of a share-based payment award require an entity to apply modification accounting. For all entities that offer share based payment awards, ASU 2017-09 are effective for interim and annual reporting periods beginning after December 15, 2017. The Company is currently assessing the impact of ASU 2017-09 on its condensed consolidated financial statements.

Financial Instruments - Credit Losses: In June 2017, the FASB issued ASU 2017-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2017-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the effect that this guidance will have on the Company’s consolidated financial statements and related disclosures.

Revenue Recognition and Leases: In September 2017, the FASB issued ASU 2017-13, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842). The main objective of this pronouncement is to clarify the effective date of the adoption of ASC Topic 606 and ASC Topic 842 and the definition of public business entity as stipulated in ASU 2014-09 and ASU 2016-02. ASU 2014-09 provides that a public business entity and certain other specified entities adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. All other entities are required to adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. ASU 2016-12 requires that “a public business entity and certain other specified entities adopt ASC Topic 842 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. All other entities are required to adopt ASC Topic 842 for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020”. ASU 2017-13 clarifies that the SEC would not object certain public business entities to elect to use the non-public business entities effective dates for applying ASC 606 and ASC 842. ASU 2017-13, however, limits such election to certain public business entities that “otherwise would not meet the definition of a public business entity except for a requirement to include or inclusion of its financial statements or financial information in another entity’s filings with the SEC”.

Management does not expect the adoption of ASU 2017-13 to have any material impact on its financial position results of operations or cash flows.